Note 12 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
12.	Related Party Transactions

In June 2006, the Company entered into a Development and Manufacturing Agreement with Stellartech Research Corporation (the “Agreement”). The Agreement was amended on October 4, 2007. Under the Agreement, the Company agreed to purchase 300 units of generators manufactured by Stellartech. In conjunction with the Agreement, Stellartech purchased 300,000 shares of common stock at par value. These shares are subject to a right of repurchase by the Company, which lapse over a four-year period. As of December 31, 2012, none of the shares of common stock were subject to repurchase. Under the Agreement, the Company paid Stellartech $345,472 and $33,000 for goods and services in the nine months ended September 30, 2014 and 2013, respectively.

12.	Related Party Transactions

From March 2006 through March 2008, the Company leased office space from the Company’s then Chief Executive Officer. Rent payments made to the Chief Executive Officer for the year ended December 31, 2008 and, cumulatively, for the period from September 21, 2005 (date of inception) to December 31, 2008 were $12,000 and $72,391, respectively. There were no rental payments made to the Chief Executive Officer after March 2008.

In June 2006, the Company entered into a Development and Manufacturing Agreement with Stellartech Research Corporation (the “Agreement”). The Agreement was amended on October 4, 2007. Under the Agreement, Viveve agreed to purchase 300 units of generators manufactured by Stellartech. In conjunction with the Agreement, Stellartech purchased 300,000 shares of common stock at par value. These shares were subject to a right of repurchase by the Company, which lapsed over a four-year period. As of December 31, 2012, none of the shares of common stock were subject to repurchase. Under the Agreement, the Company has paid Stellartech $325,936, $33,000 and $6,920,619 for goods and services in the years ended December 31, 2012 and 2013 and, cumulatively, for the period from September 21, 2005 (date of inception) to December 31, 2013, respectively.

In April 2012, the Viveve-Parmer Arbitration (a dispute between the Company and its original Chief Executive Officer) was settled and resulted in the award and judgment in favor of Dr. Parmer. In accordance with the Settlement Agreement and General Release, the Company paid Dr. Parmer $1,000,000, less applicable withholdings (payment executed April 20, 2012), issued a subordinated unsecured note of $150,000 payable in three equal installments on March 31, 2013, June 30, 2013 and September 30, 2013, all of which were paid, and issued 754,635 shares of restricted common stock. In addition, if the Company closes an equity financing, the Company shall issue Dr. Parmer a number of shares equal to $150,000 divided by the price per share.

In June 2012, the Company entered into a Supply and Purchase Agreement with Donna Bella International, Limited (“Donna Bella”). Under the agreement, Donna Bella will have exclusivity to purchase the Company’s products in Hong Kong, provided Donna Bella purchases $1,000,000 of the Company’s Series B. In addition, Donna Bella will have exclusivity to purchase the Company’s products in China, provided that (a) Donna Bella purchases $1,000,000 of the Company’s Series B and (b) the Company obtains registration with the State Food and Drug Administration (“SFDA”) for its products with the assistance of Donna Bella. The parties agree to negotiate minimum purchases for the China market upon receipt of SFDA clearance. Donna Bella agrees to designate a subsidiary of Donna Bella in China with legal independent legal standing, to assist the Company in obtaining the registration with SFDA at Donna Bella’s subsidiary’s cost. Such designated subsidiary of Donna Bella shall start the registration process on behalf of the Company immediately after the signing of this agreement, subject to the request of and approval by the Company. In July 2012, Donna Bella purchased $1,000,000 of the Company’s Series B.

On March 14, 2013, the Company entered into a Separation and Release Agreement with a former executive officer (the “Separation Agreement”). In accordance with the terms and conditions of the Separation Agreement, the employee resigned as an officer of the Company and observer to the Company’s Board of Directors. The Company agreed to pay a severance payment equal to an aggregate of $271,346 (the “Severance Payment”) payable as follows: (1) $25,000 for each month for the ten months following April 15, 2013 (the “Separation Date”) and (2) $21,346 for the 11th month following the Separation Date. In the event that the employee engages in any activities that compete with the Company anytime during the eleven months following the Separation Date, the Company’s obligation to pay any further amounts in connection with the Severance Payment shall cease.

In addition to the above, an aggregate of 5,278,330 options of the 11,015,646 options previously granted to the former executive officer vested effective as of the Separation Date. The former executive officer agreed to release and discharge the Company from any and all claims, debts, obligations or liabilities, known and unknown, which relate to employment with the Company or the termination of that employment.